5. Adoption of standards, amendments/interpretations of existing standards and standards issued but not yet effective (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfRetrospectiveEffectsOfApplicationOfStandardsLineItems [Line Items]
Cost of sales	R$ (37,834)	R$ (33,646)	R$ (31,654)
Gross profit	11,554	10,988	9,800
Operating expenses, net
Selling expenses	(7,297)	(7,027)	(6,781)
General and administrative expenses	(1,057)	(1,032)	(948)
Share of profit of associates	33	(89)	21
Income (loss) before income tax and social contribution	1,703	752	(85)
Income tax and social contribution	(449)	(297)	(24)
Net income (loss) for the year from continuing operations	1,254	455	(109)
Net income (loss) for the year from discontinued operations after tax	(74)	356	(1,036)
Net income (loss) for the year	1,180	811	(1,145)
Net income (loss) for the year attributed to:
Controlling shareholders from continuing operations	1,254	455	(109)
Controlling shareholders from discontinued operations	(61)	125	(424)
Total of controlling shareholders	1,193	580	(533)
Non-controlling shareholders from discontinued operations	(13)	231	(612)
Total of non-controlling shareholders	R$ (13)	231	(612)
Originally reported
DisclosureOfRetrospectiveEffectsOfApplicationOfStandardsLineItems [Line Items]
Cost of sales		(33,931)	(31,933)
Gross profit		10,703	9,521
Operating expenses, net
Selling expenses		(6,804)	(6,567)
General and administrative expenses		(972)	(884)
Share of profit of associates		(60)	60
Income (loss) before income tax and social contribution		779	(47)
Income tax and social contribution		(297)	(24)
Net income (loss) for the year from continuing operations		482	(71)
Net income (loss) for the year from discontinued operations after tax		383	(1,005)
Net income (loss) for the year		865	(1,076)
Net income (loss) for the year attributed to:
Controlling shareholders from continuing operations		482	(71)
Controlling shareholders from discontinued operations		137	(411)
Total of controlling shareholders		619	(482)
Non-controlling shareholders from discontinued operations		246	(594)
Total of non-controlling shareholders		246	(594)
Effects IFRS15
DisclosureOfRetrospectiveEffectsOfApplicationOfStandardsLineItems [Line Items]
Cost of sales		285	279
Gross profit		285	279
Operating expenses, net
Selling expenses		(225)	(215)
General and administrative expenses		(60)	(64)
Share of profit of associates		0	0
Income (loss) before income tax and social contribution		0	0
Income tax and social contribution		0	0
Net income (loss) for the year from continuing operations		0	0
Net income (loss) for the year from discontinued operations after tax		0	0
Net income (loss) for the year		0	0
Net income (loss) for the year attributed to:
Controlling shareholders from continuing operations		0	0
Controlling shareholders from discontinued operations		0	0
Total of controlling shareholders		0	0
Non-controlling shareholders from discontinued operations		0	0
Total of non-controlling shareholders		0	0
Effects IFRS9
DisclosureOfRetrospectiveEffectsOfApplicationOfStandardsLineItems [Line Items]
Cost of sales		0	0
Gross profit		0	0
Operating expenses, net
Selling expenses		2	1
General and administrative expenses		0	0
Share of profit of associates		0	0
Income (loss) before income tax and social contribution		2	1
Income tax and social contribution		0	0
Net income (loss) for the year from continuing operations		2	1
Net income (loss) for the year from discontinued operations after tax		(21)	(17)
Net income (loss) for the year		(19)	(16)
Net income (loss) for the year attributed to:
Controlling shareholders from continuing operations		2	1
Controlling shareholders from discontinued operations		(9)	(7)
Total of controlling shareholders		(7)	(6)
Non-controlling shareholders from discontinued operations		(12)	(10)
Total of non-controlling shareholders		(12)	(10)
Equity effects
DisclosureOfRetrospectiveEffectsOfApplicationOfStandardsLineItems [Line Items]
Cost of sales		0	0
Gross profit		0	0
Operating expenses, net
Selling expenses		0	0
General and administrative expenses		0	0
Share of profit of associates		(29)	(39)
Income (loss) before income tax and social contribution		(29)	(39)
Income tax and social contribution		0	0
Net income (loss) for the year from continuing operations		(29)	(39)
Net income (loss) for the year from discontinued operations after tax		(6)	(14)
Net income (loss) for the year		(35)	(53)
Net income (loss) for the year attributed to:
Controlling shareholders from continuing operations		(29)	(39)
Controlling shareholders from discontinued operations		(3)	(6)
Total of controlling shareholders		(32)	(45)
Non-controlling shareholders from discontinued operations		(3)	(8)
Total of non-controlling shareholders		R$ (3)	R$ (8)